December 3, 1996


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W..
Washington, D.C. 20549

Re:  John Hancock Investment Trust IV (the "Trust")
       (Formerly: Freedom Investment Trust III) on behalf of John Hancock Discovery Fund
        File No. 33-29438; 811-5732

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the Prospectus for John Hancock Discovery Fund dated December 2, 1996 that would have been filed under paragraph (b) or (c) of Rule 497(j) is not different from that contained in the most recent registration amendment and the text of most recent registration statement that has been filed electronically November 25, 1996.

Pursuant to 497(c) attached for filing with the Commission is the Statement of Additional Information indicating changes from the post-effective amendment filing dated November 25, 1996.

                                                  Sincerely,

                                                  /s/ Joan O'Neill

                                                  Joan O'Neill
                                                  Paralegal